RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT	RESEARCH AND DEVELOPMENT
Included in Research and development are costs related to product development and quality assurance programs. Quality assurance are the costs incurred to meet evolving customer and regulatory standards. Research and development costs for the years 2020, 2019 and 2018 consists of:

(in millions)	2020	2019	2018
Product related research and development	$420	$434	$376
Quality assurance	32	37	37
Research and development	$452	$471	$413